INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2023	2022

Warehouse inventory	$12,885	$9,682
Stockpile inventory	3,279	2,389
Finished goods inventory	9,491	6,138
Work in process inventory	1,603	975
	$27,258	$19,184